Guarantor and Non-Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Guarantor and Non-Guarantor Financial Information [Abstract]
Condensed Consolidated Balance Sheets

Condensed Consolidated Balance Sheets
As of December 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Real estate assets, at cost:
Land	$90,239	$—	$532,109	$—	$622,348
Buildings and improvements, less accumulated depreciation	522,054	—	2,359,242	—	2,881,296
Intangible lease assets, less accumulated amortization	3,266	—	51,479	—	54,745
Construction in progress	1,056	—	19,317	—	20,373
Real estate assets held for sale, net	10,223	—	23,747	—	33,970
Total real estate assets	626,838	—	2,985,894	—	3,612,732
Investments in and amounts due from unconsolidated joint ventures	37,689	—	—	—	37,689
Cash and cash equivalents	62,371	239	—	(49,653)	12,957
Tenant receivables, net	34,286	—	110,862	—	145,148
Advances to affiliates	554,329	1,300,157	(931,733)	(922,753)	—
Notes receivable	160,000	2,500	23,890	(186,390)	—
Prepaid expenses, restricted cash, escrows, and other assets	4,219	15	10,070	(948)	13,356
Goodwill	180,097	—	—	—	180,097
Interest rate swap	1,075	—	—	—	1,075
Deferred financing costs, net	4,292	—	2,162	—	6,454
Deferred lease costs, net	31,357	—	208,783	—	240,140
Other assets held for sale, net	—	—	5,227	—	5,227
Total assets	$1,696,553	$1,302,911	$2,415,155	$(1,159,744)	$4,254,875
Liabilities:
Line of credit and notes payable	$452,890	$—	$1,150,025	$(186,390)	$1,416,525
Accounts payable, accrued expenses, and accrued capital expenditures	20,444	644	156,776	(50,601)	127,263
Advances from affiliates	274,158	568,093	147,783	(990,034)	—
Deferred income	5,991	—	15,561	—	21,552
Intangible lease liabilities, net	24	—	40,781	—	40,805
Interest rate swaps	8,235	—	—	—	8,235
Total liabilities	761,742	568,737	1,510,926	(1,227,025)	1,614,380
Stockholders’ Equity:
Common stock	—	1,676	—	—	1,676
Additional paid-in capital	—	3,667,051	—	—	3,667,051
Cumulative distributions in excess of earnings	941,971	(2,934,553)	902,620	67,281	(1,022,681)
Other comprehensive loss	(7,160)	—	—	—	(7,160)
Piedmont stockholders’ equity	934,811	734,174	902,620	67,281	2,638,886
Noncontrolling interest	—	—	1,609	—	1,609
Total stockholders’ equity	934,811	734,174	904,229	67,281	2,640,495
Total liabilities and stockholders’ equity	$1,696,553	$1,302,911	$2,415,155	$(1,159,744)	$4,254,875

Condensed Consolidated Balance Sheets
As of December 31, 2011
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Real estate assets, at cost:
Land	$105,124	$—	$527,884	$—	$633,008
Buildings and improvements, less accumulated depreciation	570,587	—	2,374,736	—	2,945,323
Intangible lease assets, less accumulated amortization	4,428	—	74,727	—	79,155
Construction in progress	5,862	—	11,388	—	17,250
Real estate assets held for sale, net	11,139	—	18,176	—	29,315
Total real estate assets	697,140	—	3,006,911	—	3,704,051
Investments in and amounts due from unconsolidated joint ventures	38,969	—	—	—	38,969
Cash and cash equivalents	166,920	139	—	(27,369)	139,690
Tenant receivables, net	31,311	—	97,969	—	129,280
Advances to affiliates	150,365	1,315,942	(813,861)	(652,446)	—
Notes receivable	160,000	—	23,890	(183,890)	—
Prepaid expenses, restricted cash, escrows, and other assets	4,346	172	15,365	(933)	18,950
Goodwill	180,097	—	—	—	180,097
Deferred financing costs, net	2,422	—	3,555	—	5,977
Deferred lease costs, net	37,824	—	191,073	—	228,897
Other assets held for sale, net	685	—	1,238	—	1,923
Total assets	$1,470,079	$1,316,253	$2,526,140	$(864,638)	$4,447,834
Liabilities:
Line of credit and notes payable	$323,890	$—	$1,332,525	$(183,890)	$1,472,525
Accounts payable, accrued expenses, and accrued capital expenditures	20,737	1,038	129,515	(28,304)	122,986
Advances from affiliates	233,209	359,249	104,551	(697,009)	—
Deferred income	6,862	—	20,459	—	27,321
Intangible lease liabilities, net	48	—	48,989	—	49,037
Interest rate swaps	2,537	—	—	—	2,537
Total liabilities	587,283	360,287	1,636,039	(909,203)	1,674,406
Stockholders’ Equity:
Common stock	—	1,726	—	—	1,726
Additional paid-in capital	—	3,663,662	—	—	3,663,662
Cumulative distributions in excess of earnings	885,333	(2,709,422)	888,492	44,565	(891,032)
Other comprehensive loss	(2,537)	—	—	—	(2,537)
Piedmont stockholders’ equity	882,796	955,966	888,492	44,565	2,771,819
Noncontrolling interest	—	—	1,609	—	1,609
Total stockholders’ equity	882,796	955,966	890,101	44,565	2,773,428
Total liabilities and stockholders’ equity	$1,470,079	$1,316,253	$2,526,140	$(864,638)	$4,447,834

Condensed Consolidated Statements of Income

Condensed Consolidated Statements of Income
For the year ended December 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Rental income	$75,523	$—	$347,146	$(3,606)	$419,063
Tenant reimbursements	17,495	—	89,701	(47)	107,149
Property management fee revenue	13,982	—	344	(12,008)	2,318
Other rental income	639	—	360	—	999
	107,639	—	437,551	(15,661)	529,529
Expenses:
Property operating costs	37,246	—	187,267	(15,472)	209,041
Depreciation	24,345	—	86,903	—	111,248
Amortization	5,562	—	44,038	—	49,600
General and administrative	19,804	294	23,574	(22,906)	20,766
	86,957	294	341,782	(38,378)	390,655
Real estate operating income	20,682	(294)	95,769	22,717	138,874
Other income (expense):
Interest expense	(12,530)	—	(63,807)	11,314	(65,023)
Interest and other income	12,226	15	(94)	(11,314)	833
Litigation settlement expense	(7,500)	—	—	—	(7,500)
Net casualty loss	(5,195)	—	25	—	(5,170)
Equity in income of unconsolidated joint ventures	923	—	—	—	923
	(12,076)	15	(63,876)	—	(75,937)
Income from continuing operations	8,606	(279)	31,893	22,717	62,937
Discontinued operations:
Operating income, excluding impairment loss	2,423	—	282	—	2,705
Gain/(loss) on sale of real estate assets	27,577	—	—	—	27,577
Income from discontinued operations	30,000	—	282	—	30,282
Net income	38,606	(279)	32,175	22,717	93,219
Less: Net income attributable to noncontrolling interest	—	—	(15)	—	(15)
Net income attributable to Piedmont	$38,606	$(279)	$32,160	$22,717	$93,204

Condensed Consolidated Statements of Income
For the year ended December 31, 2011
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Rental income	$70,943	$—	$339,082	$(957)	$409,068
Tenant reimbursements	19,003	—	95,313	(39)	114,277
Property management fee revenue	14,235	—	274	(12,925)	1,584
Other rental income	817	—	3,917	—	4,734
	104,998	—	438,586	(13,921)	529,663
Expenses:
Property operating costs	41,123	—	175,202	(12,981)	203,344
Depreciation	22,038	—	79,538	—	101,576
Amortization	4,898	—	49,147	—	54,045
General and administrative	25,030	(50)	24,570	(24,477)	25,073
	93,089	(50)	328,457	(37,458)	384,038
Real estate operating income	11,909	50	110,129	23,537	145,625
Other income (expense):
Interest expense	(8,991)	—	(68,026)	11,200	(65,817)
Interest and other income	11,975	—	2,091	(11,200)	2,866
Equity in income of unconsolidated joint ventures	1,619	—	—	—	1,619
Gain on consolidation of variable interest entity	—	—	1,532	—	1,532
Gain on extinguishment of debt	—	—	1,039	—	1,039
	4,603	—	(63,364)	—	(58,761)
Income from continuing operations	16,512	50	46,765	23,537	86,864
Discontinued operations:
Operating income, excluding impairment loss	4,028	—	11,507	—	15,535
Gain/(loss) on sale of real estate assets	12,152	—	110,505	—	122,657
Income from discontinued operations	16,180	—	122,012	—	138,192
Net income	32,692	50	168,777	23,537	225,056
Less: Net income attributable to noncontrolling interest	—	—	(15)	—	(15)
Net income attributable to Piedmont	$32,692	$50	$168,762	$23,537	$225,041

Condensed Consolidated Statements of Income
For the year ended December 31, 2010
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Rental income	$73,566	$—	$324,981	$(13)	$398,534
Tenant reimbursements	19,172	—	94,127	(8)	113,291
Property management fee revenue	15,155	—	262	(12,205)	3,212
Other rental income	3,610	—	1,423	—	5,033
	111,503	—	420,793	(12,226)	520,070
Expenses:
Property operating costs	40,784	—	163,134	(11,305)	192,613
Depreciation	22,019	—	72,370	—	94,389
Amortization	5,070	—	32,245	—	37,315
General and administrative	27,224	248	22,737	(22,081)	28,128
	95,097	248	290,486	(33,386)	352,445
Real estate operating income	16,406	(248)	130,307	21,160	167,625
Other income (expense):
Interest expense	(14,657)	—	(63,029)	11,200	(66,486)
Interest and other income	15,235	—	(549)	(11,200)	3,486
Equity in income of unconsolidated joint ventures	2,633	—	—	—	2,633
	3,211	—	(63,578)	—	(60,367)
Income from continuing operations	19,617	(248)	66,729	21,160	107,258
Discontinued operations:
Operating income, excluding impairment loss	7,230	—	16,310	—	23,540
Impairment loss	—	—	(9,587)	—	(9,587)
Gain/(loss) on sale of real estate assets	—	—	(817)	—	(817)
Income from discontinued operations	7,230	—	5,906	—	13,136
Net income	26,847	(248)	72,635	21,160	120,394
Less: Net income attributable to noncontrolling interest	—	—	(15)	—	(15)
Net income attributable to Piedmont	$26,847	$(248)	$72,620	$21,160	$120,379

Condensed Consolidated Statements of Cash Flows

Condensed Consolidated Statements of Cash Flows
For the year ended December 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$46,213	$2,215	$152,107	$22,717	$223,252

Cash Flows from Investing Activities:
Investment in real estate assets and real estate intangibles, net of accruals	(20,763)	—	(87,724)	—	(108,487)
Intercompany note receivable	—	(2,500)	—	2,500	—
Net sales proceeds from wholly-owned properties and consolidated joint venture	93,839	—	—	—	93,839
Investments in unconsolidated joint ventures	(136)	—	—	—	(136)
Deferred lease costs paid	(4,135)	—	(46,884)	—	(51,019)
Net cash (used in)/provided by investing activities	68,805	(2,500)	(134,608)	2,500	(65,803)
Cash Flows from Financing Activities:
Deferred financing costs paid	(3,125)	—	—	—	(3,125)
Proceeds from line of credit and notes payable	409,000	—	—	—	409,000
Repayments from line of credit and notes payable	(280,000)	—	(185,000)	—	(465,000)
Intercompany note payable	—	—	2,500	(2,500)	—
Net (costs of)/proceeds from issuance of common stock	—	(229)	—	—	(229)
Repurchases of common stock as part of announced program	—	(88,450)	—	—	(88,450)
Intercompany distributions	(345,442)	225,426	165,017	(45,001)	—
Dividends paid to stockholders and distributions to noncontrolling interest	—	(136,362)	(16)	—	(136,378)
Net cash provided by/(used in) financing activities	(219,567)	385	(17,499)	(47,501)	(284,182)
Net (decrease)/increase in cash and cash equivalents	(104,549)	100	—	(22,284)	(126,733)
Cash and cash equivalents, beginning of year	166,920	139	—	(27,369)	139,690
Cash and cash equivalents, end of year	$62,371	$239	$—	$(49,653)	$12,957

Condensed Consolidated Statements of Cash Flows
For the year ended December 31, 2011
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$48,984	$2,375	$195,446	$23,538	$270,343

Cash Flows from Investing Activities:
Investment in real estate assets and real estate intangibles, net of accruals	(15,856)	—	(199,753)	—	(215,609)
Cash assumed upon consolidation of variable interest entity	—	—	5,063	—	5,063
Net sales proceeds from wholly-owned properties and consolidated joint venture	31,704	—	260,081	—	291,785
Net sales proceeds received from unconsolidated joint ventures	3,036	—	—	—	3,036
Investments in unconsolidated joint ventures	(151)	—	—	—	(151)
Liquidation of noncontrolling interest upon sale of consolidated joint venture	—	—	(95)	—	(95)
Deferred lease costs paid	(11,082)	—	(39,215)	—	(50,297)
Net cash (used in)/provided by investing activities	7,651	—	26,081	—	33,732
Cash Flows from Financing Activities:
Deferred financing costs paid	(2,717)	—	(650)	—	(3,367)
Proceeds from line of credit and notes payable	829,000	—	—	—	829,000
Repayments from line of credit and notes payable	(779,000)	—	(43,875)	—	(822,875)
Intercompany note payable	(53,000)	—	53,000	—	—
Net (costs of)/proceeds from issuance of common stock	—	(252)	—	—	(252)
Repurchases of common stock as part of announced program	—	(3,244)	—	—	(3,244)
Intercompany distributions	54,486	218,322	(227,595)	(45,213)	—
Dividends paid to stockholders and distributions to noncontrolling interest	—	(217,958)	(2,407)	—	(220,365)
Net cash provided by/(used in) financing activities	48,769	(3,132)	(221,527)	(45,213)	(221,103)
Net (decrease)/increase in cash and cash equivalents	105,404	(757)	—	(21,675)	82,972
Cash and cash equivalents, beginning of year	61,516	896	—	(5,694)	56,718
Cash and cash equivalents, end of year	$166,920	$139	$—	$(27,369)	$139,690

Condensed Consolidated Statements of Cash Flows
For the year ended December 31, 2010
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$56,876	$2,539	$195,177	$21,158	$275,750

Cash Flows from Investing Activities:
Investment in real estate assets and real estate intangibles, net of accruals	(5,745)	—	(108,402)	—	(114,147)
Net sales proceeds from wholly-owned properties and consolidated joint venture	—	—	51,637	—	51,637
Net sales proceeds received from unconsolidated joint ventures	189	—	—	—	189
Investments in unconsolidated joint ventures	(173)	—	—	—	(173)
Deferred lease costs paid	(6,885)	—	(10,815)	—	(17,700)
Net cash (used in)/provided by investing activities	(12,614)	—	(67,580)	—	(80,194)
Cash Flows from Financing Activities:
Deferred financing costs paid	(710)	—	—	—	(710)
Proceeds from line of credit and notes payable	25,000	—	—	—	25,000
Repayments from line of credit and notes payable	(139,000)	—	—	—	(139,000)
Intercompany note payable	(500)	—	500	—	—
Net (costs of)/proceeds from issuance of common stock	—	185,774	—	—	185,774
Redemptions of common stock	—	(2,918)	—	—	(2,918)
Intercompany distributions	122,401	32,473	(128,082)	(26,792)	—
Dividends paid to stockholders and distributions to noncontrolling interest	—	(216,973)	(15)	—	(216,988)
Net cash provided by/(used in) financing activities	7,191	(1,644)	(127,597)	(26,792)	(148,842)
Net (decrease)/increase in cash and cash equivalents	51,453	895	—	(5,634)	46,714
Cash and cash equivalents, beginning of year	10,063	1	—	(60)	10,004
Cash and cash equivalents, end of year	$61,516	$896	$—	$(5,694)	$56,718